Avenue Credit Strategies Fund
Avenue Credit Strategies Fund
Investment Objective
Avenue Credit Strategies Fund (the "Fund") seeks total return, primarily from capital appreciation, fees and interest income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Avenue Credit Strategies Fund	Investor Class	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held 60 days or less)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Avenue Credit Strategies Fund		Investor Class	Institutional Class
Management (Advisory) Fees		1.00%	1.00%
Distribution (12b-1) Fees		0.25%	none
Acquired Fund Fees and Expenses		0.03%	0.03%
Shareholder Servicing Fees		0.15%	0.06%
Investment Related Expenses	[1]	0.29%	0.23%
All Other Expenses.		0.42%	0.44%
Total Other Expenses		0.86%	0.73%
Total Annual Fund Operating Expenses		2.14%	1.76%
Expense Reimbursement		0.07%	none
Total Annual Fund Operating Expenses After Expense Reimbursement	[2]	2.07%	1.76%
[1]	Investment related expenses include short sales expense, stock loan fees and interest expense.
[2]	Avenue Capital Management II, L.P., the Fund's investment adviser (the "Adviser"), has contractually agreed to reimburse the Fund so that Total Annual Fund Operating Expenses After Expense Reimbursement are limited to 1.75% and 1.50% of the average daily net assets of the Investor Class and Institutional Class, respectively, through and including February 28, 2018 (excluding (i) interest, taxes, brokerage commissions and expenditures capitalized in accordance with generally accepted accounting principles, (ii) portfolio transactions and investment related expenses, and (iii) extraordinary expenses not incurred in the ordinary course of the Fund's business) (the "Expense Cap Agreement"). The Fund may repay the Adviser for any such reimbursement if, within three years of the reimbursement, the Fund could repay the Adviser without causing the Fund's Total Annual Fund Operating Expenses After Expense Reimbursement to exceed 1.75% and 1.50% of the average daily net assets of the Investor Class and Institutional Class, respectively (subject to the exclusions described above), for the fiscal year in which such repayment would occur when such amount repaid to the Adviser is included in the Fund's Total Annual Fund Operating Expenses; provided that any such repayment required to be made to the Adviser following a termination of the Expense Cap Agreement will be subject to the approval of the Fund's Board of Trustees. The Expense Cap Agreement can only be terminated by the independent Trustees of the Fund.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, and that the Adviser did not reimburse expenses after the first year (in the first year, expenses are based on the net amount pursuant to the Expense Cap Agreement). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Avenue Credit Strategies Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	210	663	1,143	2,467
Institutional Class	179	554	954	2,073

The Example reflects the impact of the Fund's contractual expense limitation for a period of at least one year. The Example should not be considered a representation of past or future expenses, as actual expenses may be greater or lower than those shown.

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 206% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Depending on current market conditions and the Fund's outlook over time, the Fund seeks to achieve its investment objective by opportunistically investing in a combination of high yield bonds, senior secured bank loans ("Senior Loans") and distressed debt instruments (and loan-related or debt-related instruments, including derivative instruments) (collectively, "credit obligations").

The Fund will primarily utilize a fundamental based investment research process that will seek to capitalize on market inefficiencies and reallocate its portfolio to opportunistically emphasize those investments, categories of investments and geographic exposures believed to be best suited to the current investment and interest rate environment and market outlook.

Portfolio Construction Guidelines. Under normal market conditions, the Fund will invest at least 80% of its total assets in any combination of the following credit obligations and related instruments: (i) unsecured debt obligations, including high yield, high-risk obligations (i.e., those that, at the time of investment, are rated below investment grade by a nationally recognized statistical rating organization ("NRSRO") or are unrated but deemed by the Adviser, to be of comparable quality, which are often referred to as "junk" securities); (ii) Senior Loans (including those that, at the time of investment, could be considered "junk" securities as described above); (iii) second lien or other subordinated or unsecured adjustable, variable or floating rate and fixed rate loans or debt, including convertible bonds (including those that, at the time of investment, could be considered "junk" securities as described above); (iv) structured products, including collateralized debt and loan obligations (collectively, "structured products") that provide long or short exposure to other credit obligations; (v) swaps and other derivative instruments (including credit default, total return, index and interest rate swaps, options (including options on swaps, futures contracts and foreign currencies), forward contracts and futures contracts) that provide long or short exposure to credit obligations; (vi) foreign currencies and foreign currency derivatives (including foreign currency-related swaps, futures contracts and forward contracts) acquired for the purpose of hedging currency risk arising from the credit obligations in the Fund's portfolio; (vii) preferred stocks (including those that, at the time of investment, could be considered "junk" securities as described above); and (viii) short-term debt securities such as U.S. government securities, commercial paper and other money market instruments and cash equivalents (including shares of money market funds). Certain types of structured products, swaps and other derivative instruments provide short exposure to credit obligations whose value is inversely related to the value of one or more other credit obligations. The credit obligations in which the Fund invests may include newly issued securities (e.g., initial debt offerings). The Fund will not be required to maintain any particular weighted average maturity or duration for its investment portfolio.

Under normal market conditions, the Fund may invest up to 20% of its total assets in any combination of the following: (i) structured products that provide long or short exposure to assets and indices other than credit obligations; (ii) swaps and other derivative instruments (including total return, index and interest rate swaps, options, warrants, forward contracts, futures contracts and options on futures contracts) that provide long or short exposure to assets and indices other than credit obligations; (iii) equity securities obtained through the conversion or exchange of convertible or exchangeable instruments, debt restructurings or bankruptcy proceedings and hedges on such positions (including, without limitation, hedges via short exposure or short sales); (iv) equity securities issued through the conversion or exchange of convertible or exchangeable instruments, debt restructurings or post-reemergence from bankruptcy for a period of time up to 18 months following such issuance; and (v) rights offered by companies in bankruptcy or undergoing a debt restructuring. If the Fund receives equity securities in a debt restructuring or bankruptcy proceeding in an amount that would cause it to exceed the foregoing 20% limitation, the Fund will not be required to reduce its positions in such securities, or in any related hedges or any other investment, if the Adviser believes it would not be in the best interest of the Fund to do so. However, the Fund may not increase its position in such securities while it remains above the 20% limitation.

In addition to providing long or short exposure to credit obligations, structured products, swaps and other derivative instruments may reference underlying assets such as equities, equity indices, commodities and commodity indices. The Fund may invest in such instruments in order, for example: (i) to seek current income or capital appreciation; or (ii) to reduce the Fund's exposure solely to credit obligations. The Adviser believes that the flexibility afforded by being able to invest in such instruments may benefit the Fund by: (i) allowing the Fund to invest in potentially attractive investment opportunities that are not credit obligations; and (ii) increasing the mix of instruments in the Fund's portfolio which could reduce the overall risk of the Fund's portfolio (although the Fund intends to remain a non-diversified investment company). There can be no assurance that these benefits will be realized and such instruments may expose the Fund to risks not presented by credit obligations. The Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss.

The Fund may invest up to 20% of its total assets in Senior Loans or other, unsecured obligations including unsecured high yield and convertible bonds which are in default or bankruptcy at the time of investment.

Credit Quality and Geographic Origin of Portfolio Investments. In making investments in accordance with the foregoing portfolio construction guidelines, the Fund may invest in credit obligations of any credit quality. The Fund may invest in credit obligations from issuers that, at the time of investment, the Adviser believes to be distressed (i.e., unable to service their debts).

In making investments in accordance with the foregoing portfolio construction guidelines, the Fund may invest globally in U.S. and non-U.S. issuers' obligations and such obligations may be U.S. dollar denominated as well as non-U.S. dollar denominated. The Fund will typically seek to limit its exposure to foreign currency risks by entering into forward transactions and other hedging transactions to the extent practicable. Under normal market conditions, the Fund expects to invest in both U.S. and non-U.S. issuers. However, the Fund may invest a substantial part of its assets in just one country. The Fund is not required to allocate its investments in any set percentages in any particular countries. The Fund's current areas of geographic focus will be the United States and, secondarily, developed Europe, Asia and Canada. The Fund's geographic areas of focus are subject to change from time to time and may be changed without prior notice to the Fund's shareholders. However, the Fund plans to invest primarily in countries that have creditors' rights laws and regulations that the Fund believes are sufficiently developed with adequate creditor protection rights.

There is no minimum or maximum limit on the amount of the Fund's assets that may be invested in non-U.S. developed country credit obligations, but the Fund will invest no more than 20% of its total assets in emerging market credit obligations or sovereign obligations of developed and emerging market issuers.

The Fund may engage in active and frequent trading of portfolio securities to achieve its primary investment strategies.

The Fund is "non-diversified" for purposes of the Investment Company Act of 1940, as amended (the "1940 Act").

Principal Risks of Investing in the Fund

You may lose money by investing in the Fund, including the possibility that you may lose all of your investment. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the U.S. Federal Deposit Insurance Corporation ("FDIC") or any other governmental agency.

The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. Investors should not consider the Fund a complete investment program.

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. The values of fixed income securities tend to fall as interest rates rise, and such declines tend to be greater among fixed income securities with longer remaining maturities. Market risk is often greater among certain types of fixed income securities, that do not make regular interest payments but are instead bought at a discount to their face values and paid in full upon maturity. As interest rates change, these securities often fluctuate more in price than securities that make regular interest payments and therefore subject the Fund to greater market risk than a fund that does not own these types of securities. The widening of credit spreads (i.e., the difference in yield between different securities, due to different credit quality), especially in the absence of defaults in higher yield, lower rated credit obligations, could also adversely affect the market value of securities owned by the Fund. Obligations with longer remaining maturities or durations generally expose the Fund to more market risk.

Risks of Changes in Fixed Income Market Conditions. Following the financial crisis that began in 2007, the Board of Governors of the Federal Reserve System (the "Federal Reserve") has taken measures designed to support the U.S. economic recovery, including keeping the federal funds rate at a historically low level. In addition, the Federal Reserve has purchased large quantities of securities issued or guaranteed by the U.S. government, its agencies or instrumentalities on the open market ("Quantitative Easing"). As the Federal Reserve has ended its Quantitative Easing program and has begun, and may continue, to raise the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. These policy changes, along with other economic, political or other factors, may cause the fixed income markets to experience increased volatility and reduced liquidity, causing the value of the Fund's investments and its net asset value ("NAV") per share to decline. The Fund may seek to maintain a significant cash position under these circumstances. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective. The Fund recently experienced a high volume of redemptions attributable in part to these market conditions, which it was able to meet from its cash position. If the Fund experiences further high redemptions because of these developments, the Fund's current cash position may not be sufficient to continue to meet these redemptions and the Fund may have to sell investments at times when it would not be advantageous to do so, potentially resulting in losses to the Fund. The Fund may also experience increased portfolio turnover, which will increase the costs that the Fund incurs and may further lower the Fund's performance. Certain Fund investments may also be difficult to value during such periods.

Credit Risk. Credit risk refers to the possibility that the issuer of a security or other instrument will be unable to make timely interest payments and/or repay the principal on its debt. Because the Fund may invest, without limitation, in securities that are below investment grade (including obligations of distressed issuers), the Fund is subject to a greater degree of credit risk than a fund investing primarily in investment grade securities. Below investment grade securities (i.e., securities rated below Baa3 by Moody's Investors Service, Inc. ("Moody's") or below BBB- by Standard & Poor's Ratings Services ("S&P")) are commonly referred to as "junk" securities. Generally, lower-grade securities provide a higher yield than higher-grade securities of similar maturity but are subject to greater risks, such as greater credit risk, greater volatility and greater liquidity concerns. Such securities are generally regarded as predominantly speculative with respect to the issuers' capacity to pay interest or repay principal in accordance with their terms. Lower-grade securities are more susceptible to non-payment of interest and principal and default than higher-grade securities and are more sensitive to specific issuer developments or real or perceived general adverse economic changes than higher-grade securities. The market for lower-grade securities may also have less information available than the market for other securities, further complicating evaluations and valuations of such securities and placing more emphasis on the experience, judgment and analysis of the Adviser.

Counterparty Risk. Changes in the credit quality of the companies that serve as the Fund's counterparties with respect to derivatives, swaps or other transactions supported by the counterparty's credit may affect the value of those instruments. Certain entities that have served as counterparties in the markets for these transactions have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to subprime mortgages or other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced such entities' capital and called into question their continued ability to perform their obligations under such transactions. By using derivatives, swaps or other transactions, the Fund assumes the risk that its counterparties could experience similar financial hardships. In the event of default by, or the insolvency of, a counterparty, the Fund may sustain losses or be unable to liquidate a derivative or swap position. The Fund may also experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The Adviser will evaluate and monitor the creditworthiness of the Fund's counterparties. Specifically, the Adviser's risk and compliance personnel will implement processes with respect to pre-approval, ongoing monitoring and parameters with respect to the Fund's counterparty risk exposure. The parameters and limitations that may be imposed will depend on the creditworthiness of the Funds' counterparties and the nature of the transactions in which the Fund will engage. Up to 25% of the value of the Fund's total assets may be exposed to any one issuer (a Fund's counterparty in an over-the-counter ("OTC") derivative transaction is considered to be the "issuer" of such investment), however, the Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code of 1986, as amended (the "Internal Revenue Code") and accordingly, as a general matter, with respect to 50% of the Fund's assets, no more than 5% of the Fund's total assets may be invested in the securities of any one issuer, at the end of each quarter of its taxable year. Other than the foregoing limitations, there is no maximum amount of the Fund's assets that could be exposed to any one group of affiliated counterparties.

Below Investment Grade Securities Risk. Fixed income securities rated below investment grade (also known as high yield securities, or "junk bonds") generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk and volatility. These securities are especially sensitive to adverse changes in general economic conditions, to changes in the financial condition of their issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, issuers of below investment grade instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest and increase the possibility of default. The secondary market for high yield securities may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on the Fund's ability to dispose of a particular security. There are fewer dealers in the market for high yield securities than for investment grade obligations. The prices quoted by different dealers may vary significantly, and the spread between the bid and asked price is generally much larger for high yield securities than for higher quality instruments. Under continuing adverse market or economic conditions, the secondary market for high yield securities could contract further, independent of any specific adverse changes in the condition of a particular issuer, and these securities may become illiquid. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of below investment grade securities, especially in a market characterized by a low volume of trading.

Interest Rate and Income Risk. The income you receive from the Fund is based in large part on interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Fund may drop as well. The more the Fund invests in adjustable, variable or floating rate securities or in securities susceptible to prepayment risk, the greater the Fund's income risk. The amount and rate of distributions that the Fund's shareholders receive are affected by the income that the Fund receives from its portfolio holdings. If the income is reduced, distributions by the Fund to shareholders may be less. Trends in current market interest rates relative to historical norms may present a substantial risk that the fixed rate securities or other instruments in the Fund's portfolio will decline in value as interest rates rise.

Prepayment or Call Risk. If interest rates fall, it is possible that issuers of fixed income securities with high interest rates will prepay or "call" their securities before their maturity dates. In this event, the proceeds from the prepaid or called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund's income and distributions to shareholders.

Senior Loans Risk. There is less readily available and reliable information about most Senior Loans than is the case for many other types of instruments, including listed securities. Senior Loans generally are not registered with the Securities and Exchange Commission ("SEC") or any state securities commission and are not listed on any national securities exchange or quoted on any automated quotation system and as such, many Senior Loans may be considered less liquid than securities or instruments that are listed on a national securities exchange or quoted on an automated quotation system, meaning that the Fund may not be able to sell them quickly at a fair price. To the extent that a secondary market does exist for certain Senior Loans, the market is more volatile than for liquid, listed securities and may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. The market for Senior Loans could be disrupted in the event of an economic downturn or a substantial increase or decrease in interest rates, resulting in fluctuations in the Fund's NAV and difficulty in valuing the Fund's portfolio of Senior Loans. Although the Adviser believes that the Fund's investments in adjustable rate Senior Loans could limit fluctuations in the Fund's NAV as a result of changes in interest rates, extraordinary and sudden changes in interest rates could nevertheless disrupt the market for such Senior Loans and result in fluctuations in the Fund's NAV and difficulty in valuing the Fund's portfolio of Senior Loans. Senior Loans may also be subject to structural subordination and, although they may be senior to equity and other debt securities in the borrower's capital structure, may be subordinated to obligations of the borrower's subsidiaries (i.e., a borrower may only be able to make payments on a Senior Loan after the debt obligations of the borrower's subsidiaries have been repaid).

Second Lien or Other Subordinated or Unsecured Loans or Debt Risk. Second lien or other subordinated or unsecured loans or debt generally are subject to similar risks as those associated with investments in Senior Loans. In addition, because second lien or other subordinated or unsecured loans or debt are subordinated in payment and/or lower in lien priority to Senior Loans, they are subject to additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. This risk is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. Second lien or subordinated loans or debt, both secured and unsecured, are expected to have greater price volatility than Senior Loans and may be less liquid. Second lien or other subordinated or unsecured loans or debt of below investment grade quality share risks similar to those associated with investments in other below investment grade securities and obligations.

Structured Products Risk. The Fund may invest in structured products, including collateralized debt obligations ("CDOs"), collateralized bond obligations ("CBOs"), collateralized loan obligations (CLOs), structured notes, credit-linked notes and other types of structured products. Holders of structured products bear risks of the underlying investments, index or reference obligation and are subject to counterparty risk. The Fund may have the right to receive payments to which it is entitled only from the issuer of the structured product, and generally does not have direct rights against the issuer of, or the entity that sold, assets underlying the structured product. While certain structured products enable the investor to acquire interests in a pool of securities without the brokerage and other expenses associated with directly holding such securities, investors in structured products generally pay their share of the structured product's administrative and other expenses. When investing in structured products, it is impossible to predict whether the underlying indices or prices of the underlying assets will rise or fall, but prices of the underlying indices and assets (and, therefore, the prices of structured products) will be influenced by the same types of political and economic events that affect particular issuers of securities and capital markets generally. Certain structured products may be thinly traded or have a limited trading market and may have the effect of decreasing the Fund's liquidity to the extent that the Fund, at a particular point in time, may be unable to find qualified buyers for, and may have difficulty valuing, these securities. The Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss.

Swaps Risk. The Fund may enter into swap transactions, including credit default, total return, index and interest rate swap agreements, as well as options thereon, and may purchase or sell interest rate caps, floors and collars. Such transactions are subject to market risk, risk of default by the counterparty to the transaction (i.e., counterparty risk), risk of imperfect correlation and manager risk and may involve commissions or other costs. They are also subject to the risks of the underlying investments, index or reference obligations. Swaps generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the other party to a swap defaulting, the net amount of payments that the Fund is contractually entitled to receive. When the Fund sells credit default swaps, however, the risk of loss may be the entire notional amount of the swap. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps. If the Adviser is incorrect in its forecast of market values, interest rates, currency exchange rates or counterparty risk, the investment performance of the Fund would be less favorable than it would have been if these investment techniques were not used. The Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss. In addition, to the extent that these instruments are tied to the fixed income markets, the Fund may be more substantially exposed to the risks of changes in fixed income market conditions, as described above, than a fund that does not invest in these instruments.

Other Derivative Instruments Risk. The Fund may utilize options, forward contracts, futures contracts and options on futures contracts for hedging purposes, and to seek to increase total return. These instruments involve risks, including the imperfect correlation between the value of such instruments and the underlying assets, the possible default by the counterparty to the transaction (i.e., counterparty risk), illiquidity of the derivative instrument and, to the extent the prediction as to certain market movements is incorrect, the risk that the use of such instruments could result in losses greater than if they had not been used. In addition, transactions in such instruments may involve commissions and other costs, which may increase the Fund's expenses and reduce its return. Amounts paid as premiums and cash or other assets held in margin accounts with respect to such instruments are not otherwise available to the Fund for investment purposes. The Fund may invest in such instruments for non-hedging purposes, which is considered a speculative practice, and presents even greater risk of loss. In addition, to the extent that these instruments are tied to the fixed income markets, the Fund may be more substantially exposed to the risks of changes in fixed income market conditions, as described above, than a fund that does not invest in these instruments.

Foreign Securities Risk. The Fund may invest in credit obligations, including loans, of issuers that are organized or located in countries other than the United States, including non-U.S. dollar denominated securities. Investing in non-U.S. issuers involves risks, including that non-U.S. issuers may be subject to less rigorous accounting and reporting requirements than U.S. issuers, less rigorous regulatory requirements, different legal systems and laws relating to creditors' rights, the potential inability to enforce legal judgments, the potential for political, social and economic adversity and currency risk. Currency risk is the risk that fluctuations in the exchange rates between the U.S. dollar and non-U.S. currencies may negatively affect an investment. The value of investments denominated in non-U.S. currencies may fluctuate based on changes in the value of those currencies relative to the U.S. dollar, and a decline in such relative value could reduce the value of such investments held by the Fund.

Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, the future of the euro as a common currency, possible restructuring of government debt, transaction taxes and other taxes and other government measures responding to those concerns. In addition, if one or more countries were to abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.

On June 23, 2016, the United Kingdom ("UK") held a remain-or-leave referendum on the UK's membership of the European Union ("EU"), the result of which favored the exit of the United Kingdom from the EU ("Brexit"). A process of negotiation will determine the future terms of the UK's relationship with the EU, as well as whether the UK will be able to continue to benefit from the EU's free trade and similar agreements. Depending on the terms of Brexit, economic conditions in the UK, the EU and global markets may be adversely affected by reduced growth and volatility. In addition, spurred by the Brexit referendum vote, other EU members may propose similar measures, thereby raising the possibility of additional departures from the EU. The uncertainty before, during and after the period of negotiation—the timing of which is unknown—may also have a negative economic impact and increase volatility in the markets, particularly in the United Kingdom and the Eurozone. Such negative economic impact and volatility could, in turn, adversely affect market conditions. In addition, the political and economic instability in the UK and other European countries, particularly countries in the Eurozone, could adversely affect the Fund's investments. The Fund may make investments in the UK (before and after departure from the EU), other EU members and in non-EU countries that are directly or indirectly affected by the Brexit.

The foreign securities in which the Fund may invest may be issued by companies or governments located in emerging market countries. Investing in the securities of issuers operating in emerging markets involves a high degree of risk and special considerations not typically associated with investing in the securities of other foreign or U.S. issuers. Compared to the United States and other developed countries, emerging market countries may have relatively unstable governments, economies based on only a few industries, securities markets that trade a small number of securities and may be more vulnerable to diplomatic developments, including the imposition of economic sanctions against a particular country or countries, organizations, entities and/or individuals. Securities issued by companies or governments located in emerging market countries tend to be especially volatile and may be less liquid than securities traded in developed countries. Securities in these countries have been characterized by greater potential loss than securities of companies and governments located in developed countries.

Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities ("new issues"), such as initial debt offerings. New issues had a more significant impact on the performance of the Fund during periods in which it had a small asset base. The impact of new issues on the Fund's performance likely will decrease to the extent that the Fund's asset size increases, which could reduce the Fund's returns. New issues may not be consistently available to the Fund for investing, particularly if the Fund's asset base continues to grow. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund's turnover and may lead to increased expenses for the Fund, such as commissions and transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.

Active Trading Risk. The Fund may engage in active and frequent trading of its portfolio securities. High portfolio turnover may result in increased transaction costs to the Fund, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and on reinvestment in other securities. The sale of Fund portfolio securities may result in the realization and/ or distribution to shareholders of higher capital gains or losses as compared to a fund with less active trading policies. The effects of higher than normal portfolio turnover may adversely affect Fund performance.

Non-Diversification Risk. The Fund is classified as "non-diversified" under the 1940 Act. As a result, it can invest a greater portion of its assets in obligations of a single issuer than a "diversified" fund. The Fund may therefore be more susceptible than a diversified fund to being adversely affected by a single corporate, economic, political or regulatory occurrence.

Manager Risk. As with any managed fund, the Adviser may not be successful in selecting the best- performing investments or investment techniques in managing the Fund's portfolio, and the Fund's performance may lag behind that of similar funds. The Adviser has great flexibility in selecting investments because the Fund is unconstrained by capitalization, industry, style and geographic region. This increased flexibility may present greater investment risk than a fund with more rigid investment restrictions because the success of the Adviser's portfolio selections is dependent upon a greater number of variables. The Fund may be liquidated at any time without shareholder approval and at a time that may not be favorable for all of the Fund's shareholders.

Style Risk. The Adviser identifies opportunities in industries that appear to be temporarily distressed or in turmoil. The prices of securities in these industries may tend to go down more than those of companies in other industries. Because of the Fund's disciplined and deliberate investing approach, there may be times when the Fund will have a significant cash position. A substantial cash position can impact Fund performance in certain market conditions, and may make it more difficult for the Fund to achieve its investment objective.

Short Position Risk. The Fund may use structured products and derivatives to gain short exposure, and may engage in short selling. Taking such short positions involves leverage of the Fund's assets and present various risks. If the price of the instrument or market on which the Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in price from the time that the short position was entered into plus any premiums and interest paid to a third party. Therefore, taking short positions involves the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the issuer of the structured product or counterparty to the derivative transaction may fail to honor its contract terms, causing a loss to the Fund.

In order to sell an instrument short, the Fund must first borrow the instrument from a lender, such as a broker or other institution. The Fund may not always be able to borrow the instrument at a particular time or at an acceptable price. Thus, there is risk that the Fund may be unable to implement a short position in a specific security due to the lack of available instruments, counterparties or for other reasons. In short sales, the Fund is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund, which may result in a loss or gain, respectively. Unlike purchasing a bond or other asset, where potential losses are limited to the purchase price and there is no upside limit on potential gain, short sales involve no limit on potential losses, while potential gains are limited to the price of the bond at the time of the short sale. In addition, engaging in short selling may limit the Fund's ability to fully benefit from increases in the fixed income markets.

The SEC and financial industry regulatory authorities in other countries may impose prohibitions, restrictions or other regulatory requirements on short sales which could inhibit the ability of the Adviser to sell securities short on behalf of the Fund.

Hedging Strategies Risk. There can be no assurance that the Fund's hedging transactions will be effective. Furthermore, the Fund may only choose to engage in hedging activities from time to time and may not necessarily be engaging in hedging activities when movements in market prices or currency exchange rates occur.

Conflicts of Interest Risk. Because the Adviser manages assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), certain conflicts of interest are present. For instance, the Adviser receives fees from certain accounts that are higher than the fees received from the Fund, or receives a performance-based fee on certain accounts. In those instances, the Adviser has an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest exists to the extent the Adviser has proprietary investments in certain accounts or where the portfolio manager or other employees of the Adviser have personal investments in certain accounts. The Adviser has an incentive to favor these accounts over the Fund. Because the Adviser manages accounts that engage in short sales of (or otherwise take short positions in) securities or other instruments of the type in which the Fund invests, the Adviser could be seen as harming the performance of the Fund for the benefit of the accounts taking short positions, if such short positions cause the market value of the securities to fall. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest. These policies and procedures will have the effect of foreclosing certain investment opportunities for the Fund from time to time.

Conflicts of interest may arise where the Fund and other funds advised by the Adviser or its affiliates ("Avenue funds") simultaneously hold securities representing different parts of the capital structure of a stressed or distressed issuer. In such circumstances, decisions made with respect to the securities held by one Avenue fund may cause (or have the potential to cause) harm to the different class of securities of the issuer held by other Avenue funds (including the Fund). For example, if such an issuer goes into bankruptcy or reorganization, becomes insolvent or otherwise experiences financial distress or is unable to meet its payment obligations or comply with covenants relating to credit obligations held by the Fund or by the other Avenue funds, such other Avenue funds may have an interest that conflicts with the interests of the Fund. If additional financing for such an issuer is necessary as a result of financial or other difficulties, it may not be in the best interests of the Fund to provide such additional financing, but if the other Avenue funds were to lose their respective investments as a result of such difficulties, the Adviser may have a conflict in recommending actions in the best interests of the Fund. In such situations, the Adviser will seek to act in the best interests of each of the Avenue funds (including the Fund) and will seek to resolve such conflicts in accordance with its compliance policies and procedures.

In addition, the 1940 Act limits the Fund's ability to enter into certain transactions with certain affiliates of the Adviser. As a result of these restrictions, the Fund may be prohibited from buying or selling any security directly from or to any portfolio company of a fund managed by the Adviser or one of its affiliates. Nonetheless, the Fund may under certain circumstances purchase any such portfolio company's loans or securities in the secondary market, which could create a conflict for the Adviser between the interests of the Fund and the portfolio company, in that the ability of the Adviser to recommend actions in the best interest of the Fund might be impaired. The 1940 Act also prohibits certain "joint" transactions with certain of the Fund's affiliates (which could include other Avenue funds), which could be deemed to include certain types of investments, or restructuring of investments, in the same portfolio company (whether at the same or different times). These limitations may limit the scope of investment opportunities that would otherwise be available to the Fund. The Board has approved various policies and procedures reasonably designed to monitor potential conflicts of interest. The Board will review these policies and procedures and any conflicts that may arise.

Performance

The bar chart and the table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Institutional Class shares of the Fund have performed from year-to-year. Investor Class share performance would be lower due to the higher expenses paid by Investor Class shares. The table shows how the Fund's Institutional Class and Investor Class average annual total returns for the one year and since inception periods compare to the returns of a broad measure of market performance. Absent any limitation of the Fund's expenses, total returns would be lower.

The Fund's current performance for the most recent month end can be obtained by calling 1-877-525-7330. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Calendar Year Total Returns for Institutional Class Shares

Highest quarterly return: 5.01% (for the quarter ended 9/30/16) Lowest quarterly return: -10.62% (for the quarter ended 12/31/15)
Average Annual Total Returns (for the periods ended December 31, 2016)
Average Annual Returns - Avenue Credit Strategies Fund		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class		4.45%	2.94%	Jun. 01, 2012
Investor Class		4.28%	2.66%	Jun. 01, 2012
After Taxes on Distributions | Institutional Class		2.15%	0.49%
After Taxes on Distributions and Sale of Fund Shares | Institutional Class		2.47%	1.30%
Bloomberg Barclays U.S. Corporate High Yield Index		17.13%	6.90%	Jun. 01, 2012
CS Leveraged Loan Index	[1]	9.88%	5.00%	Jun. 01, 2012
[1]	The CS Leveraged Loan Index is designed to mirror the investible universe of the $US-denominated leveraged loan market and is provided because the Fund may invest a significant portion of its assets in such loans.

After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates during the respective periods, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Institutional Class shares, and after-tax returns for Investor Class shares will differ. Past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.